Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income tax expense attributable to income from continuing operations	$ 7,278	$ (178)	$ 8,078	$ 9,222	$ 622	$ 6,171
U.S. federal statutory tax rate					34.00%	34.00%
Net change in total valuation allowance					$ 1,375,356	$ 2,085,328
State research and development tax credit carryforwards, available to reduce future state taxable income					610,192
Tax benefit associated with certain federal and state research and development tax credit carry-forwards					1,408,000
Unrecognized tax benefits					1,408,000	$ 0
Federal
Income Taxes [Line Items]
Net operating loss carryforwards					$ 21,756,000
Net operating loss carryforwards, expire period					2022
Research Tax Credit Carryforward | Federal
Income Taxes [Line Items]
Net operating loss carryforwards					$ 797,462
Research Tax Credit Carryforward | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expire period					2026
Research Tax Credit Carryforward | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expire period					2034
CALIFORNIA
Income Taxes [Line Items]
Net operating loss carryforwards					$ 18,226,000
Net operating loss carryforwards, expire period					2015